Financial Liabilities at Amortized Cost (Details) - Schedule of borrowings from financial institutions - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Foreign banks
Total		$ 5,397,676	$ 4,861,865
Banco Santander [Member]
Domestic banks
Domestic banks		2,699
Subtotal domestic banks [Member]
Domestic banks
Domestic banks		2,699
Wells Fargo Bank [Member]
Foreign banks
Foreign banks		231,311	145,070
Borrowings and other obligations		149,944	133,692
Bank of Nova Scotia [Member]
Foreign banks
Foreign banks		142,787
HSBC [Member]
Foreign banks
Foreign banks		85,153
Standard Chartered Bank [Member]
Foreign banks
Foreign banks		81,828	4,990
Borrowings and other obligations		14,281	211
Bank of America [Member]
Foreign banks
Foreign banks		80,509	43,925
Bank of New York Mellon [Member]
Foreign banks
Foreign banks		77,846	17,055
Citibank N.A. United State [Member]
Foreign banks
Foreign banks		69,810	70,590
Borrowings and other obligations			4,173
Industrial And Commercial Bank Of China [Member]
Foreign banks
Foreign banks		1,280
Commerzbank AG [Member]
Foreign banks
Foreign banks		348	1,782
Borrowings and other obligations		110	568
Bank of Tokyo [Member]
Foreign banks
Foreign banks			412
Sumitomo Mitsui Banking [Member]
Foreign banks
Foreign banks			42,641
Citibank N.A. United Kingdom [Member]
Foreign banks
Borrowings and other obligations		108,017	48,120
Deutsche Bank AG [Member]
Foreign banks
Borrowings and other obligations		3,179
Others [Member]
Foreign banks
Borrowings and other obligations		53	176
Subtotal foreign banks [Member]
Foreign banks
Borrowings and other obligations		1,046,456	513,405
Chilean Central Bank [Member]
Foreign banks
Chilean Central Bank	[1]	$ 4,348,521	$ 4,348,460

[1]	Financing provided by the Central Bank of Chile to deliver liquidity to the economy and support the flow of credit to households and companies, among which are the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) and the Liquidity Credit Line (LCL).